Commitments - Capital expenditure (Details) £ in Thousands	Jun. 30, 2022 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 11,842
Plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	9,642
Computer software
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	52
Computer equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	110
Leasehold improvements
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 2,038